Share-Based Payment - Schedule of Expense Recognized in Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 867	$ 1,314	$ 1,138
Cost of revenues [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	159	249	308
Research and development [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	96	167	204
Selling and marketing [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	177	238	254
General and administrative [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 435	$ 660	$ 372